Valuation and Qualifying Accounts and Reserves (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Restructuring cost
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	¥ 9		¥ 39		¥ 78
Acquisitions	3,049		0		0
Addition: Charged to costs and expenses	0		3		15
Deduction	(1,230)		(34)		(53)
Translation adjustment	104		1		(1)
Balance at end of period	1,932		9		39
Restructuring cost | Closed office lease obligations
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	9		39		78
Acquisitions	0		0		0
Addition: Charged to costs and expenses	0		0		0
Deduction	(9)		(31)		(38)
Translation adjustment	0		1		(1)
Balance at end of period	0		9		39
Restructuring cost | Severance and other benefits to terminated employees
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	0		0		0
Acquisitions	3,049		0		0
Addition: Charged to costs and expenses	0		3		15
Deduction	(1,221)		(3)		(15)
Translation adjustment	104		0		0
Balance at end of period	1,932		0		0
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	18,831		24,138		26,794
Acquisitions	10,453		1,085		875
Addition: Charged to costs and expenses	3,300		4,973		6,339
Deduction	(3,964)	[1]	(12,116)	[1]	(6,836)	[1]
Other	49	[2]	751	[2]	(3,034)	[2]
Balance at end of period	¥ 28,669		¥ 18,831		¥ 24,138

[1]	The amount of deduction includes benefits recognized in earnings, expiry of loss carryforwards and sales of subsidiaries.
[2]	The amount of other includes translation adjustment and the effect of changes in statutory tax rate.